Debt (Details) (Scenario, Previously Reported [Member]) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended								11 Months Ended
	Feb. 02, 2013 USD ($)	Mar. 03, 2012 USD ($)	Feb. 02, 2013 Us revolving credit facility [Member] USD ($)	Feb. 02, 2013 U.S. revolving credit facility - 364-Day [Member] USD ($)	Mar. 03, 2012 U.S. revolving credit facility - 364-Day [Member] USD ($)	Feb. 02, 2013 U.S. revolving credit facility - Five-Year [Member] USD ($)	Mar. 03, 2012 U.S. revolving credit facility - Five-Year [Member] USD ($)	Oct. 31, 2011 U.S. revolving credit facility - Five-Year [Member] USD ($)	Feb. 02, 2013 JPMorgan revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe revolving credit facility [Member] GBP (£)	Mar. 03, 2012 Europe revolving credit facility [Member] USD ($)	Feb. 02, 2013 Europe receivables financing facility [Member] GBP (£)	Feb. 02, 2013 Old Europe Revolving Credit Facility [Member] GBP (£)	Feb. 02, 2013 Canada revolving demand facility [Member] USD ($)	Feb. 02, 2013 Canada revolving demand facility [Member] CAD	Mar. 03, 2012 Canada revolving demand facility [Member] USD ($)	Feb. 02, 2013 China revolving demand facilities [Member] USD ($)	Mar. 03, 2012 China revolving demand facilities [Member] USD ($)
Short-term Debt
Short-term debt	$ 596	$ 480		$ 0	$ 0	$ 0	$ 0			$ 596		$ 480			$ 0		$ 0	$ 0	$ 0
Weighted-average interest rate (as a percent)										2.00%	2.00%	2.40%
Maximum month-end outstanding during the year	596	480
Average amount outstanding during the year	477	337
Weighted-average interest rate at year-end	2.00%	2.40%
Line of credit facility, current borrowing capacity			2,500	1,000				1,500	1,000	646	400		350	125
Line of credit facility, amount outstanding			0							596	369				0			0
Line of Credit Facility, Remaining Borrowing Capacity			2,490
Line of credit facility, maximum borrowing capacity			3,000												50			156
Additional seasonal facility																50
Line of credit facility, letter of credit sublimit			$ 300
Debt instrument, basis spread on federal funds rate (as a percent)			0.50%
Debt instrument, basis spread on LIBOR (as a percent)			1.00%
Debt instrument, lower range on ABR (as a percent)				0.00%		0.00%
Debt instrument, higher range on ABR (as a percent)				0.525%		0.475%
Debt instrument, low end of the range, utilization fee (as a percent)										0.00%	0.00%
Debt instrument, high end of the range, utilization fee (as a percent)										0.50%	0.50%
LIBOR margin, low end of the range (as a percent)				0.925%		0.875%
LIBOR margin, high end of the range (as a percent)				1.525%		1.475%
Debt instrument, lower range on facility fee (as a percent)				0.075%		0.125%
Debt instrument, higher range on facility fee (as a percent)				0.225%		0.275%
Line of credit facility, unused capacity, commitment fee percentage of applicable margin (as a percent)										40.00%	40.00%
Initial commitment fee (as a percent)										0.75%	0.75%